Principal Accounting Policies - Straight-Line Method Over Their Estimated Useful Lives (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 2,504,796,664	$ 364,864,772	¥ 717,834,732
Advertising Services
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	107,900,000		0
Advertising Services | Related Parties [Member]
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	144,500,000		1,200,000
Agent And Platform Service Fees
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 28,900,000		44,000,000
Agent And Platform Service Fees | Related Parties [Member]
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			¥ 5,300,000